UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 62.9%
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.2%
3,174	DaimlerChrysler AG	$158,573

Hotels, Restaurants & Leisure - 1.1%
24,400	McDonald’s Corp.	954,528

Leisure Equipment & Products - 0.2%
6,600	Eastman Kodak Co.	147,840

Media - 3.6%
19,395	Comcast Corp., Class A Shares*	714,706
27,989	DIRECTV Group Inc.*	550,824
2,187	Discovery Holding Co., Class A Shares*	31,624
1,191	Liberty Global Inc., Series A Shares*	30,656
1,208	Liberty Global Inc., Series C Shares*	30,272
1,093	Liberty Media Holding Corp., Capital Group, Series A Shares*	91,342
5,468	Liberty Media Holding Corp., Interactive Group, Series A Shares*	111,438
25,560	News Corp., Class A Shares	502,254
53,000	Time Warner Inc.	966,190

	Total Media	3,029,306

Specialty Retail - 1.5%
33,800	Home Depot Inc.	1,225,926

Textiles, Apparel & Luxury Goods - 0.0%
1,737	Hanesbrands Inc.*	39,100

	TOTAL CONSUMER DISCRETIONARY	5,555,273

CONSUMER STAPLES - 7.9%
Beverages - 3.1%
13,500	Anheuser-Busch Cos. Inc.	641,385
19,200	Coca-Cola Co.	857,856
16,900	PepsiCo Inc.	1,102,894

	Total Beverages	2,602,135

Food & Staples Retailing - 1.6%
26,600	Wal-Mart Stores Inc.	1,311,912

Food Products - 0.8%
9,800	H.J. Heinz Co.	410,914
13,900	Sara Lee Corp.	223,373

	Total Food Products	634,287

Household Products - 2.4%
5,800	Colgate-Palmolive Co.	360,180
6,000	Kimberly-Clark Corp.	392,160
20,600	Procter & Gamble Co.	1,276,788

	Total Household Products	2,029,128

	TOTAL CONSUMER STAPLES	6,577,462

ENERGY - 6.7%
Energy Equipment & Services - 4.7%
9,000	Diamond Offshore Drilling Inc.	651,330
40,000	Halliburton Co.	1,138,000
14,200	Schlumberger Ltd.	880,826
17,300	Transocean Inc.*	1,266,879

	Total Energy Equipment & Services	3,937,035

Oil, Gas & Consumable Fuels - 2.0%
4,800	BP PLC, ADR	314,784
8,800	Exxon Mobil Corp.	590,480
11,400	Hess Corp.	472,188

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 2.0% (continued)
4,200	Royal Dutch Shell PLC, ADR, Class A Shares	$277,620

	Total Oil, Gas & Consumable Fuels	1,655,072

	TOTAL ENERGY	5,592,107

FINANCIALS - 15.6%
Capital Markets - 4.5%
63,700	Bank of New York Co. Inc.	2,246,062
19,400	Merrill Lynch & Co. Inc.	1,517,468

	Total Capital Markets	3,763,530

Commercial Banks - 0.6%
8,400	Mercantile Bankshares Corp.	304,668
2,700	SunTrust Banks Inc.	208,656

	Total Commercial Banks	513,324

Consumer Finance - 1.4%
20,700	American Express Co.	1,160,856

Diversified Financial Services - 3.5%
20,144	Bank of America Corp.	1,079,114
39,500	JPMorgan Chase & Co.	1,854,920

	Total Diversified Financial Services	2,934,034

Insurance - 4.9%
22,000	American International Group Inc.	1,457,720
575	Berkshire Hathaway Inc., Class B Shares*	1,825,050
11,200	Chubb Corp.	581,952
12,300	Horace Mann Educators Corp.	236,529

	Total Insurance	4,101,251

Thrifts & Mortgage Finance - 0.7%
8,600	Freddie Mac	570,438

	TOTAL FINANCIALS	13,043,433

HEALTH CARE - 5.6%
Health Care Providers & Services - 0.6%
4,300	CIGNA Corp.	500,176

Pharmaceuticals - 5.0%
31,400	Abbott Laboratories	1,524,784
6,800	Bristol-Myers Squibb Co.	169,456
11,600	Merck & Co. Inc.	486,040
31,058	Pfizer Inc.	880,805
22,400	Wyeth	1,138,816

	Total Pharmaceuticals	4,199,901

	TOTAL HEALTH CARE	4,700,077

INDUSTRIALS - 3.9%
Air Freight & Logistics - 0.1%
1,600	United Parcel Service Inc., Class B Shares	115,104

Industrial Conglomerates - 2.7%
7,000	3M Co.	520,940
48,300	General Electric Co.	1,704,990

	Total Industrial Conglomerates	2,225,930

Road & Rail - 1.1%
21,000	Canadian National Railway Co.	880,740

	TOTAL INDUSTRIALS	3,221,774

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 3.6%
44,400	Cisco Systems Inc.*	1,021,200
260,200	Lucent Technologies Inc.*	608,868

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Communications Equipment - 3.6% (continued)
54,800	Motorola Inc.	$1,370,000

	Total Communications Equipment	3,000,068

Computers & Peripherals - 4.1%
17,419	Hewlett-Packard Co.	639,103
22,900	International Business Machines Corp.	1,876,426
179,800	Sun Microsystems Inc.*	893,606

	Total Computers & Peripherals	3,409,135

Internet Software & Services - 0.7%
1,400	Google Inc., Class A Shares*	562,660

Semiconductors & Semiconductor Equipment - 2.4%
6,050	Freescale Semiconductor Inc., Class B Shares*	229,961
5,200	Intel Corp.	106,964
49,600	Texas Instruments Inc.	1,649,200

	Total Semiconductors & Semiconductor Equipment	1,986,125

Software - 1.6%
50,200	Microsoft Corp.	1,371,966

	TOTAL INFORMATION TECHNOLOGY	10,329,954

MATERIALS - 1.4%
Chemicals - 0.3%
4,566	Monsanto Co.	214,648

Metals & Mining - 1.1%
32,600	Alcoa Inc.	914,104

Paper & Forest Products - 0.0%
181	Neenah Paper Inc.	6,195

	TOTAL MATERIALS	1,134,947

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
23,928	AT&T Inc.	779,095
36,252	Verizon Communications Inc.	1,346,037

	TOTAL TELECOMMUNICATION SERVICES	2,125,132

UTILITIES - 0.3%
Electric Utilities - 0.3%
6,600	American Electric Power Co. Inc.	240,042

	TOTAL COMMON STOCKS (Cost - $42,886,602)	52,520,201

FACE AMOUNT
ASSET-BACKED SECURITIES - 3.6%
Automobiles - 1.3%
$500,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11 (a)(b)	487,088
625,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (a)(b)	620,241

	Total Automobiles	1,107,329

Home Equity - 2.3%
	ACE Securities Corp.:
217,809	Series 2004-SD1, Class A1, 5.820% due 11/25/33 (a)(c)	218,770
160,524	Series 2006-SL2, Class A, 5.500% due 1/25/36 (a)(c)	160,666
150,553	Argent Securities Inc., Series 2006-W4, Class A2A, 5.390% due 5/25/36 (a)(c)	150,657
128,217	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.438% due 4/28/36 (a)(c)	128,297

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Home Equity - 2.3% (continued)
$166,744	Credit Suisse Mortgage Capital Certificates, Series 2006-CF2, Class A1, 5.590% due 5/25/36 (a)(b)(c)	$166,793
248,659	GSAMP Trust, Series 2006-SD2, Class A1, 5.440% due 5/25/36 (a)(b)(c)	248,659
255,835	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 5.630% due 3/25/35 (a)(b)(c)	255,835
160,451	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.390% due 8/25/36 (a)(c)	160,552
197,399	Lehman XS Trust, Series 2006-GP4, Class 3A1A, 5.400% due 8/25/46 (a)(c)	197,338
182,375	RAAC, Series 2006-RP3, Class A, 5.590% due 5/25/36 (a)(b)(c)	182,375
12,585	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30	12,546

	Total Home Equity	1,882,488

	TOTAL ASSET-BACKED SECURITIES (Cost - $3,006,455)	2,989,817

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 8.4%
181,753	American Home Mortgage Investment Trust, Series 2006-2, Class 1A1, 5.410% due 6/25/46 (a)	181,696
210,000	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45 (a)	210,595
180,800	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.817% due 9/25/35 (a)	178,264
	Countrywide Alternative Loan Trust:
228,809	Series 2005-59, Class 1A1, 5.660% due 11/20/35 (a)	229,712
187,732	Series 2006-OA6, Class 1A1A, 5.540% due 7/25/46 (a)	187,732
166,751	Series 2006-OA7, Class 3A1, 5.595% due 6/25/46 (a)	166,843
210,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.609% due 2/15/39 (a)	213,366
197,849	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.999% due 8/25/35 (a)	195,786
	Downey Savings and Loan Association Mortgage Loan Trust:
186,167	Series 2005-AR2, Class 2A1A, 5.540% due 3/19/45 (a)	186,500
	Series 2006-AR1:
178,997	Class 1A1A, 5.483% due 4/19/36 (a)	178,997
178,997	Class 1A1B, 5.483% due 4/19/36 (a)	178,997
216,971	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.589% due 10/25/35 (a)	214,697
	Harborview Mortgage Loan Trust:
89,183	Series 2004-8, Class 3A2, 5.730% due 11/19/34	89,654
246,071	Series 2004-11, Class 3A1A, 5.680% due 1/19/35 (a)	247,229
283,309	Series 2005-16, Class 3A1A, 5.580% due 1/19/36 (a)	284,322
188,268	IMPAC Secured Assets Corp., Series 2005-2, Class A1, 5.650% due 3/25/36 (a)	188,704
	Indymac Index Mortgage Loan Trust:
66,414	Series 2004-AR5, Class 2A1A, 5.760% due 8/25/34	66,534
168,905	Series 2005-AR1, Class 1A1, 5.273% due 3/25/35 (a)	168,483
191,384	Series 2006-AR6, Class 2A1A, 5.530% due 6/25/47 (a)	191,284
210,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (a)	217,266
184,096	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.520% due 5/25/46 (a)	183,954
	MASTR Adjustable Rate Mortgage Trust:
52,142	Series 2004-15, Class 1A1, 4.612% due 12/25/34	51,812
262,680	Series 2006-OA1, Class 1A1, 5.540% due 4/25/46 (a)	262,859
64,298	MASTR Seasoned Securities Trust, Series 2005-2, Class 4A1, 6.077% due 10/25/32	65,001
75,996	Sequoia Mortgage Trust, Series 2003-8, Class A1, 5.650% due 1/20/34	76,103
	Structured Adjustable Rate Mortgage Loan Trust:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
$129,246	Series 2004-20, Class 2A1, 5.218% due 1/25/35 (a)	$128,902
262,944	Series 2004-3AC, Class A2, 4.920% due 3/25/34 (a)	261,851
	Structured Asset Mortgage Investments Inc.:
	Series 2006-AR5:
231,646	Class 1A1, 5.540% due 5/25/36 (a)	231,899
96,557	Class 2A1, 5.540% due 5/25/36	96,699
198,515	Series 2006-AR6, Class 1A1, 5.504% due 7/25/36 (a)	198,693
199,760	Series 2006-AR7, Class A1A, 5.540% due 8/25/36 (a)	199,760
	Thornburg Mortgage Securities Trust:
182,197	Series 2005-3, Class A3, 5.590% due 10/25/35 (a)	182,529
191,710	Series 2005-4, Class A4, 5.530% due 12/25/35 (a)	191,584
289,826	Series 2006-1, Class A3, 5.500% due 1/25/36 (a)	289,509
	Washington Mutual Inc.:
336,583	Series 2005-AR17, Class A1A1, 5.600% due 12/25/45 (a)	337,984
193,252	Series 2005-AR19, Class A1A2, 5.620% due 12/25/45 (a)	194,104
89,118	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 4/25/36	88,511
183,410	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.615% due 8/25/36 (a)	183,274

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,974,484)	7,001,689

CORPORATE BONDS & NOTES - 8.1%
Auto Components - 0.3%
250,000	Johnson Controls Inc., Senior Notes, 5.000% due 11/15/06 (a)	249,753

Automobiles - 0.3%
90,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08	87,921
110,000	Ford Motor Co., Notes, 7.450% due 7/16/31	85,525
	General Motors Corp., Senior Debentures:
100,000	8.250% due 7/15/23	87,125
10,000	8.375% due 7/15/33	8,700

	Total Automobiles	269,271

Capital Markets - 0.5%
30,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	30,301
60,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	58,677
30,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.173% due 8/19/65 (c)	30,285
40,000	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	39,374
250,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14 (a)	238,113

	Total Capital Markets	396,750

Commercial Banks - 0.5%
100,000	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (b)(c)	102,362
40,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (b)(c)	41,467
160,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (a)	158,487
120,000	Wells Fargo & Co., 5.300% due 8/26/11	120,930

	Total Commercial Banks	423,246

Commercial Services & Supplies - 0.1%
70,000	Waste Management Inc., 6.375% due 11/15/12	73,216

Consumer Finance - 1.3%
	Ford Motor Credit Co.:
430,000	Notes, 7.375% due 10/28/09 (a)	418,156
100,000	Senior Notes, 5.800% due 1/12/09	95,251
	General Motors Acceptance Corp.:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Consumer Finance - 1.3% (continued)
$10,000	Global Notes, 5.125% due 5/9/08	$9,803
30,000	Medium-Term Notes, 4.375% due 12/10/07	29,297
	Notes:
390,000	6.125% due 8/28/07 (a)	389,529
100,000	5.625% due 5/15/09	97,575
20,000	Senior Notes, 5.850% due 1/14/09	19,619

	Total Consumer Finance	1,059,230

Diversified Financial Services - 1.4%
40,000	Aiful Corp., Notes, 5.000% due 8/10/10 (b)	38,928
40,000	Bank of America Corp., 5.375% due 8/15/11	40,392
80,000	El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11 (b)	82,600
250,000	General Electric Capital Corp., Medium-Term Notes, Series A, 5.447% due 6/22/07 (a)(c)	250,289
200,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10 (a)	218,674
225,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09 (a)	218,876
225,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13 (a)	230,388
70,000	Residential Capital Corp., Notes, 6.000% due 2/22/11	69,981

	Total Diversified Financial Services	1,150,128

Diversified Telecommunication Services - 0.5%
75,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	73,510
50,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	54,065
80,000	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	74,258
250,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (a)	253,439

	Total Diversified Telecommunication Services	455,272

Electric Utilities - 0.3%
70,000	Exelon Corp., Bonds, 5.625% due 6/15/35	66,320
	FirstEnergy Corp., Notes:
40,000	Series B, 6.450% due 11/15/11	41,772
90,000	Series C, 7.375% due 11/15/31	104,373
50,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	50,459

	Total Electric Utilities	262,924

Health Care Providers & Services - 0.0%
	HCA Inc.:
20,000	Notes, 6.250% due 2/15/13	16,750
	Senior Notes:
2,000	6.300% due 10/1/12	1,698
15,000	6.500% due 2/15/16	12,075

	Total Health Care Providers & Services	30,523

Independent Power Producers & Energy Traders - 0.2%
80,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	81,244
	TXU Corp., Senior Notes:
30,000	Series P, 5.550% due 11/15/14	28,493
20,000	Series R, 6.550% due 11/15/34	18,937

	Total Independent Power Producers & Energy Traders	128,674

Industrial Conglomerates - 0.2%
140,000	Tyco International Group SA, Notes, 6.000% due 11/15/13 (a)	145,085

IT Services - 0.1%
70,000	Electronic Data Systems Corp., 7.125% due 10/15/09	73,265

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Media - 0.6%
$50,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	$50,201
125,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (a)	142,766
130,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (a)	136,749
30,000	News America Inc., 6.200% due 12/15/34	28,746
40,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	47,315
	Time Warner Inc.:
70,000	6.875% due 5/1/12	74,103
20,000	Debentures, 7.700% due 5/1/32	22,401
30,000	Viacom Inc., Senior Notes, 5.750% due 4/30/11 (b)	29,970

	Total Media	532,251

Multi-Utilities - 0.1%
70,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	70,510

Oil, Gas & Consumable Fuels - 1.1%
60,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31	67,767
60,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	68,812
40,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	39,388
130,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	150,378
80,000	Devon Energy Corp., Debentures, 7.950% due 4/15/32	99,088
120,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (a)	145,665
	Kinder Morgan Energy Partners LP:
40,000	6.750% due 3/15/11	41,715
10,000	Senior Notes, 6.300% due 2/1/09	10,166
56,000	Pemex Project Funding Master Trust, Notes, 6.625% due 6/15/35 (b)	55,090
40,000	Petrobras International Finance Co., 6.125% due 10/6/16	39,823
90,000	Williams Cos. Inc., Debentures, Series A, 7.500% due 1/15/31	89,325
	XTO Energy Inc., Senior Notes:
10,000	7.500% due 4/15/12	10,916
70,000	6.250% due 4/15/13	72,299

	Total Oil, Gas & Consumable Fuels	890,432

Paper & Forest Products - 0.1%
120,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	125,558

Road & Rail - 0.2%
192,113	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25 (a)	192,598

Tobacco - 0.1%
100,000	Altria Group Inc., Notes, 7.000% due 11/4/13	109,186

Wireless Telecommunication Services - 0.2%
135,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (a)	151,473

	TOTAL CORPORATE BONDS & NOTES (Cost - $6,770,446)	6,789,345

MORTGAGE-BACKED SECURITIES - 15.4%
FHLMC - 1.7%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
900,000	5.000% due 10/17/21 (d)(e)	884,250
570,000	5.500% due 10/17/21 (d)(e)	569,644

	TOTAL FHLMC	1,453,894

FNMA - 11.5%
	Federal National Mortgage Association (FNMA):

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
FNMA - 11.5% (continued)
$18,038	7.000% due 7/1/15-2/1/29	$18,580
550,000	5.000% due 10/17/21 (d)(e)	540,546
278,838	4.500% due 11/1/23 (a)	265,588
176,174	6.500% due 6/1/28 (a)	180,560
45,494	6.500% due 7/1/28	46,627
23,625	8.000% due 1/1/31	24,924
3,780	7.500% due 3/1/31	3,915
2,200,000	5.000% due 10/12/36 (d)(e)	2,114,750
2,500,000	5.500% due 10/12/36 (d)(e)	2,463,280
3,900,000	6.000% due 10/12/36 (d)(e)	3,918,283

	TOTAL FNMA	9,577,053

GNMA - 2.2%
	Government National Mortgage Association (GNMA):
600,000	5.000% due 10/19/36 (d)(e)	582,937
1,200,000	6.000% due 10/19/36 (d)(e)	1,214,626

	TOTAL GNMA	1,797,563

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $12,778,308)	12,828,510

SOVEREIGN BONDS - 1.0%
Brazil - 0.1%
80,000	Federative Republic of Brazil, 11.000% due 8/17/40	104,260

Canada - 0.3%
250,000	Province of Ontario, 3.282% due 3/28/08 (a)	243,223

Colombia - 0.0%
11,000	Republic of Colombia, 11.750% due 2/25/20	15,483

Mexico - 0.2%
138,000	United Mexican States, Medium-Term Notes, Series A, 7.500% due 4/8/33 (a)	159,286

Panama - 0.1%
30,000	Republic of Panama, 9.375% due 4/1/29	38,625

Russia - 0.3%
240,000	Russian Federation, 5.000% due 3/31/30 (a)(b)	268,126

	TOTAL SOVEREIGN BONDS (Cost - $828,564)	829,003

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.4%
U.S. Government Agencies - 0.9%
200,000	Federal Home Loan Bank (FHLB), Global Bonds, 5.500% due 7/15/36 (a)	211,060
	Federal National Mortgage Association (FNMA):
100,000	5.000% due 9/15/08	100,077
420,000	6.000% due 5/15/11 (a)	439,197

	Total U.S. Government Agencies	750,334

U.S. Government Obligations - 3.5%
	U.S. Treasury Bonds:
350,000	8.750% due 8/15/20 (a)	488,551
400,000	8.000% due 11/15/21 (a)	535,250
520,000	4.500% due 2/15/36 (a)	498,428
	U.S. Treasury Notes:
1,000,000	2.500% due 10/31/06 (a)	998,360
150,000	4.625% due 3/31/08 (a)	149,695
250,000	3.375% due 10/15/09 (a)	241,367
10,000	4.750% due 3/31/11	10,065

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations - 3.5% (continued)
$10,000	4.875% due 4/30/11	$10,115

	Total U.S. Government Obligations	2,931,831

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,609,399)	3,682,165

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.5%
	U.S. Treasury Bonds, Inflation Indexed:
246,024	2.000% due 1/15/16 (a)	240,450
71,757	2.000% due 1/15/26	68,842
143,508	U.S. Treasury Notes, Inflation Indexed, 2.375% due 4/15/11 (a)	143,705

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $453,812)	452,997

CONTRACTS
PURCHASED OPTION - 0.0%
300,000	U.S. Treasury Notes, Call @ $102.03, expires 11/6/06* (Cost - $2,320)	2,262

WARRANTS
WARRANT - 0.0%
1,239	Lucent Technologies Inc., Expires 12/10/07* (Cost - $0)	235

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $77,310,390)	87,096,224

FACE AMOUNT
SHORT-TERM INVESTMENTS - 11.0%
Sovereign Bonds - 0.2%
$200,000	Government of Canada Treasury Bill, 5.142% due 12/15/06 (f) (Cost - $197,911)	197,850

U.S. Government Agency - 0.1%
70,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (f)(g) (Cost - $67,414)	67,442

Repurchase Agreements - 10.7%
4,874,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06; 5.330% due 10/2/06; Proceeds at maturity - $4,876,165; (Fully collateralized by U.S Government Agency Obligation, 4.000% due 7/13/07; Market value - $4,972,253)	4,874,000
4,033,000	State Street Bank & Trust Co., dated 9/29/06, 4.600% due 10/2/06; Proceeds at maturity - $4,034,546; (Fully collateralized by U.S. Treasury Bonds, 7.125% due 2/15/23; Market value - $4,113,894)	4,033,000

	Total Repurchase Agreements (Cost - $8,907,000)	8,907,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,172,325)	9,172,292

	TOTAL INVESTMENTS - 115.3% (Cost - $86,482,715#)	96,268,516
	Liabilities in Excess of Other Assets - (15.3)%	(12,773,940)

	TOTAL NET ASSETS - 100.0%	$83,494,576

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts, written options, TBA’s and mortgage dollar rolls.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(d)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(e)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2 ).

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
MASTR	— Mortgage Asset Securitization Transactions Inc.

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
900,000	Federal National Mortgage Association (FNMA) 30 Year, Call	10/5/06	$100.40	$2,707
3	U.S. 10 Year Treasury Notes Futures, Call	2/23/07	110.00	1,406
4	U.S. 10 Year Treasury Notes Futures, Call	2/23/07	111.00	1,000
4	U.S. 10 Year Treasury Notes Futures, Put	2/23/07	106.00	1,750

	TOTAL OPTIONS WRITTEN (Premiums received - $7,414)			$6,863

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Total Return Portfolio (formerly known as Salomon Brothers Variable Total Return Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (formerly known as Salomon Brothers Variable Series Fund Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,685,479
Gross unrealized depreciation	(1,899,678)

Net unrealized appreciation	$9,785,801

At September 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain(Loss)
Contracts to Buy:
Euro	3	06/07	$710,940	$712,387	$1,447
U.S. 2 Year Treasury Notes	13	12/06	2,653,003	2,658,500	5,497
U.S. 5 Year Treasury Notes	38	12/06	3,981,104	4,009,594	28,490

					$35,434

Contracts to Sell:
U.S. 10 Year Treasury Notes	18	12/06	$1,928,949	$1,945,125	$(16,176)
U.S. Treasury Bonds	3	12/06	332,673	337,219	(4,546)

					$(20,722)

Net Unrealized Gain on Open Future Contracts					$14,712

During the period ended September 30, 2006, the average monthly balance of mortgage dollar rolls outstanding was $11,409,529.

At September 30, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $12,238,188.

There were no mortgage dollar rolls outstanding in excess of 10% of net assets at September 30, 2006.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2006

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 29, 2006